STOCKHOLDERS EQUITY (DEFICIT) (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	Dec. 07, 2021	Feb. 12, 2021	Aug. 31, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 30, 2021	Feb. 11, 2021
Preferred stock par value						$ 0.001	$ 0.001
Warrant [Member]
Preferred stock par value								$ 0.001
Preferred stock stated value								$ 1,200
Purchase of warrants shares			383,235	28,020		5,191,365	23,262
Warrant exercise price			$ 4.18			$ 4.13
Purchase of anti-dilution warrants shares			932,104
Warrant anti-dilution exercise price			$ 4.13
Initial price							$ 0.59
Warrant [Member]
Initial price							$ 1.45
Measurement Input Price Volatility [Member] | Warant [Member]
Class of Warrant or Right, Outstanding						6,604,820	69,063
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							531,247
Class of warrant or right converted into common shares						43,167	594,051
Measurement Input Price Volatility [Member] | Revaluation [Member] | Warrant [Member]
Shares issued upon exercise of warrants, shares						30,000	242,841
Warrant term							5 years
Measurement Input Risk Free Interest Rate [Member]
Proceeds from issuance of preferred stock		$ 326,600
Issuance of preferred stock		350
Additional shares of common stock		3,000
Measurement Input Risk Free Interest Rate [Member] | Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 15.00	$ 3.50		$ 3.09
Measurement Input Exercise Price [Member] | Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						4.13	1.45		$ 0.59
Measurement Input Expected Term [Member] | Warrant [Member]
Issuance of preferred stock									350
Preferred stock par value									$ 0.001
Preferred stock stated value									$ 1,200
Redeemedation of preferred stock			120.00%
Maximum [Member]
Initial price						$ 17	2.50
Common stock price							$ 3.09
Maximum [Member] | Warrant [Member]
Warrant exercise price				$ 15.00
Maximum [Member] | Measurement Input Price Volatility [Member]
Class of Warrant or Right, Outstanding						3,875,000	152,746
Maximum [Member] | Measurement Input Price Volatility [Member] | Revaluation [Member]
Number of increased warrants as per the warrant agreement							4,549,975
Maximum [Member] | Measurement Input Exercise Price [Member] | Revaluation [Member]
Additional common stock shares								642,857
Preferred stock purchase price								$ 150,000
Proceeds from issuance of preferred stock					$ 141,049
Maximum [Member] | Measurement Input Exercise Price [Member]
Purchase of warrants shares	3,875,000						23,262
Warrant exercise price	$ 4.13
Common stock exercise price	$ 4.13						$ 2.00
Gross proceeds	$ 16,003,750
Sale of aggregate shares of common stock	3,875,000						60,000
Bridge Notes reduced	$ 4.13
Minimum [Member]
Initial price						$ 1.68	$ 1.45
Minimum [Member] | Warrant [Member]
Warrant exercise price				$ 14.00